Results for Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012		Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Goodwill impairment														$ (12)
Gain (loss) on sale of business								563					571
Income (loss) from discontinued operations	18	1	10	(12)	(354)	[1]	34	297	[2]	(17)	(2)	17	(23)	(73)
Segment, Discontinued Operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Revenue			356							338	712	1,421	1,509	2,070
Operating income (loss), excluding goodwill impairment												71	106	227
Goodwill impairment					(385)								(385)	(39)
Operating income (loss)			19							(26)	33	71	(279)	188
Interest expense			(18)							(18)	(36)	(73)	(68)	(62)
Other income (expense)												1	(1)	(1)
Gain (loss) on sale of business										23	1		571
Income (loss) before income taxes			1							(21)	(2)	(1)	223	125
Benefit from (provision for) income taxes			9							4		18	(246)	(198)
Income (loss) from discontinued operations			$ 10							$ (17)	$ (2)	$ 17	$ (23)	$ (73)

[1]	Includes a pre-tax goodwill impairment charge of $385 million.
[2]	Includes a pre-tax gain on sale of HE of $563 million.